CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (15,139)	$ (16,163)	$ (252,415)	$ (59,310)	$ 126,474
Other comprehensive income (loss) before income tax effect:
Foreign currency cash flow hedges reclassified to net income (loss)	(46)	(46)	4,295	(186)	(186)
Defined benefit plans and other postretirement benefits:
Net gain (loss) arising during the period			(9,522)	5,553	(41,995)
Prior service benefit arising during the period			0	1,758	(1,299)
Amortization of prior service benefit during the period	(311)	(667)	(2,675)	(8,351)	(3,504)
Amortization of net loss during the period	2,143	1,919	8,190	7,794	10,312
Other comprehensive income (loss) before income tax effect	1,786	1,206	288	6,568	(36,672)
Income tax effect	(1,074)	(383)	(1,531)	(1,536)	(1,829)
Other comprehensive income (loss)	712	823	(1,243)	5,032	(38,501)
Total comprehensive income (loss)	$ (14,427)	$ (15,340)	$ (253,658)	$ (54,278)	$ 87,973